Provisions and Contingent Liabilities - Summary of Change in Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provisions [line items]
Beginning balance	$ 202.9	$ 242.4	$ 260.3
Additions	205.1	144.2	74.1
Interest	9.0	7.4	8.0
Used/payments	(192.3)	(92.9)	(45.8)
Reversals	(24.2)	(55.6)	(29.2)
Translation adjustments	(27.3)	(3.1)	(25.0)
Ending balance	212.7	202.9	242.4
Reclassification - Liabilities held for sale	39.5	(39.5)
Product warranties [member]
Disclosure of provisions [line items]
Beginning balance	67.1	98.0	101.1
Additions	42.0	54.2	38.1
Used/payments	(30.4)	(29.7)	(24.9)
Reversals	(15.8)	(43.2)	(16.2)
Translation adjustments	(1.0)	(0.2)	(0.1)
Ending balance	73.9	67.1	98.0
Reclassification - Liabilities held for sale	12.0	(12.0)
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Beginning balance	66.4	58.4	54.2
Additions	8.5	23.8	24.6
Interest	5.4	5.2	5.1
Used/payments	(4.7)	(7.1)	(6.4)
Reversals	(8.0)	(10.6)	(11.8)
Translation adjustments	(13.6)	(1.9)	(7.3)
Ending balance	55.4	66.4	58.4
Reclassification - Liabilities held for sale	1.4	(1.4)
Post retirement benefits [member]
Disclosure of provisions [line items]
Beginning balance	11.7	31.7	36.1
Additions	2.5		0.6
Interest	3.6	2.2	2.9
Used/payments	(2.2)		(3.3)
Reversals		(1.8)	(0.2)
Translation adjustments	(7.4)	(0.7)	(4.4)
Ending balance	27.9	11.7	31.7
Reclassification - Liabilities held for sale	19.7	(19.7)
Taxes [member]
Disclosure of provisions [line items]
Beginning balance	41.7	31.4	41.8
Additions	147.2	63.9	0.8
Used/payments	(154.4)	(54.0)	(11.2)
Translation adjustments		0.4
Ending balance	34.5	41.7	31.4
Other environment related provision [member]
Disclosure of provisions [line items]
Beginning balance	0.3	2.4	1.8
Additions	0.4	2.3	2.0
Used/payments	(0.6)	(1.7)
Reversals	(0.4)		(1.0)
Translation adjustments	(0.9)	(0.1)	(0.4)
Ending balance	1.4	0.3	2.4
Reclassification - Liabilities held for sale	2.6	(2.6)
Other [member]
Disclosure of provisions [line items]
Beginning balance	15.7	20.5	25.3
Additions	4.5		8.0
Used/payments		(0.4)
Translation adjustments	(4.4)	(0.6)	(12.8)
Ending balance	19.6	15.7	$ 20.5
Reclassification - Liabilities held for sale	$ 3.8	$ (3.8)